Investment	12 Months Ended
Dec. 31, 2025
Disclosure Investment Abstract
Investment

14.	Investment

The equity interest in the associated company is accounted for under the equity accounting method.

I-Systems

In November 2021, as a result of the spin-off of net assets from the broadband business and creation of I-Systems, TIM S.A. disposed of 51% of its equity interest on behalf of IHS. As a result of this transaction, a loss of control took place and TIM S.A. no longer consolidates the Company, recording the investment in the associated company in the amount of R$ 1,612,957, at fair value, for the remaining minority interest (non-controlling) of 49%.

TIM S.A. has 49% (49% on December 31, 2024) in the share capital of I-Systems. The following table represents summarized financial information about the investments of I-Systems:

	2025	2024
Assets	1,895,545	2,134,912
Current and non-current assets	254,727	388,082
Tangible and intangible assets	1,640,818	1,746,830

Liabilities and shareholders’ equity	1,895,545	2,134,912
Current and non-current liabilities	736,516	755,882
Shareholders' equity	1,159,029	1,379,030

Company’s proportional interest	49%	49%

Adjustment to fair value	733,757	733,757
Investment cost	526,729	634,529
Fair value of investment	1,260,486	1,368,286

	2025	2024

Net loss for the year	(220,000)	(167,145)
Company’s proportional interest	49%	49%
Company’s interest in the associated company’s income (loss)	(107,800)	(82,526)

a)	Interest in associate

	I-Systems
	2025	2024

Total number of shares	1,794,287,995	1,794,287,995

Interest in total capital	49%	49%

Shareholders’ equity	1,159,029	1,379,030

Income (loss) for the year	(220,000)	(167,145)

Equity in earnings	(107,800)	(82,526)

Investment value	1,260,486	1,368,286

b)	Change of investment in associate::

I-Systems

Balance of investment on December 31, 2024	1,368,286
Equity in earnings	(107,800)
Balance of investment on December 31, 2025	1,260,486